Share Capital and Reserves (Details) - USD ($)				1 Months Ended			12 Months Ended
	Jul. 17, 2020	Aug. 09, 2019	Feb. 14, 2019	Nov. 17, 2020	Jul. 17, 2020	Jul. 26, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital and Reserves (Details) [Line Items]
Common stock issued									624,228
Issued share capital description							b)Issued share capitalDuring the year ended December 31, 2021, the Company: i)issued, 1,506,903 units at a price of $6.76 per unit in connection with the acquisition of Xcite. ii)issued, 1,472,000 units at a price of $7.50 per unit per unit for total proceeds of $11,040,000. Each unit consisted of one common share, one Unit A warrant and one Unit B warrant. Unit A warrants allow the purchaser to purchase one common share at $7.50 per share until January 20, 2026. Unit B warrants allow the purchaser to purchase one common share at $7.50 per share until January 20, 2026. In connection with the offering, the Company incurred $1,524,439 in issuance costs as part of the transaction. iii)issued, 1,553,372 common shares pursuant to exercise of 1,435,333 warrants and 118,039 stock options for total proceeds of $6,735,254. iv)issued, 215,341 units consisting of one share of common share and one Unit A warrant and one Unit B warrant in exchange for the forgiveness of $1,615,058 of debt and accrued interest. v)issued 29,307 shares of the Company’s common stock with a value of $206,614 to a third party in exchange for services (included in professional fees). vi)issued 43,746 shares related to the PPP loan escrow account that was included in the Xcite debt at the time of the acquisition.
Issued units								150,000
Price per share (in Dollars per share)								$ 3.02
Total proceeds (in Dollars)								$ 453,000
Recognized a loss (in Dollars)								$ 378,718
Common shares to exercise of warrants.								1,059,893	158,115
Warrants issued								1,056,143
Common shares issued for stock options								3,750
Total proceeds value (in Dollars)									$ 1,351,916
Price per unit (in Dollars per share)									$ 2.17
Common shares of acquisition								10	576,834
Value of acquisition stock (in Dollars)									$ 1,410,581
Stock options for total proceeds (in Dollars)									352,116
Escrow, description							At December 31, 2021, 313 common shares (December 31, 2020 – 313) of the Company are held in escrow due to misplaced share certificates originally issued to three individual shareholders.
Common shares issued and outstanding percentage								10.00%
Share-based compensation (in Dollars)								$ 1,049,135	$ 632,542	$ 632,542
Purchase of warrants	150,000	284,093	43,696	625,000	150,000	14,088
Share purchase warrants description							During the year ended December 31, 2021, the Company: i)On January 21, 2021, Company completed a public offering and issued 1,472,000 units at a price of $7.50 per unit per unit for total proceeds of $11,040,000. Each unit consisted of one common share, one Unit A warrant and one Unit B warrant, each to purchase one common share for a total of 2,944,000 warrants issued at $7.50 per share until January 21, 2023. ii)On January 21, 2021, the Company entered into a debt exchange agreement and exchanged 215,341 shares of common stock for the reduction of $1,615,058 of debt and accrued interest. As part of the agreement the Company also issued 215,341 Unit A warrants and 215,341 Unit B warrants issued at $7.50 per share until January 21, 2023.
Warrants exercise price (in Dollars per share)	$ 4.83	$ 4.24	$ 2.17	$ 4.89	$ 4.83	$ 4.25
Term of warrants		2 years	2 years	2 years	2 years
Share purchase warrants fair value (in Dollars)			$ 150,213
Warrants term, description						24 months
Animoca Brands [Member]
Share Capital and Reserves (Details) [Line Items]
Common stock value (in Dollars)								$ 251,169
Warrants [Member]
Share Capital and Reserves (Details) [Line Items]
Issued units								172,532
Price per share (in Dollars per share)								$ 2.95
Total proceeds (in Dollars)								$ 508,969
Total proceeds value (in Dollars)								$ 3,552,473
Animoca Brands Inc [Member]
Share Capital and Reserves (Details) [Line Items]
Common stock issued								181,547
Issued common stock value (in Dollars)								$ 502,414
Exchange shares of common stock								4,327,431
Additional shares of common stock								89,088
Private placements [Member]
Share Capital and Reserves (Details) [Line Items]
Common stock issued									1,094,844
Warrants, description									issued, 1,094,844 units pursuant to a private placement at a price of $2.43 per unit for total proceeds of $2,657,791. Each unit consisted of one common share and a one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $4.25 until July 26, 2021.
Purchase of warrants	172,532		624,228		172,532	1,094,844
Warrants exercise price (in Dollars per share)	$ 4.71		$ 3.61		$ 4.71	$ 4.25
Term of warrants	2 years		2 years			2 years
Share purchase warrants fair value (in Dollars)	$ 41,155					$ 15,919
Private placements [Member] | Residual Value Method [Member]
Share Capital and Reserves (Details) [Line Items]
Share purchase warrants fair value (in Dollars)			$ 150,213
Private placements [Member] | Scholes option pricing model [Member]
Share Capital and Reserves (Details) [Line Items]
Share purchase warrants fair value (in Dollars)			46
Scholes option pricing model [Member]
Share Capital and Reserves (Details) [Line Items]
Share purchase warrants fair value (in Dollars)			$ 46,505
Newco shares [Member] | Animoca Brands Inc [Member]
Share Capital and Reserves (Details) [Line Items]
Acquisition shares of value (in Dollars)							$ 119,122
Stock Options [Member]
Share Capital and Reserves (Details) [Line Items]
Price per unit (in Dollars per share)									$ 1.93	$ 2.69
Stocks option granted								960,224
Share-based compensation (in Dollars)								$ 2,145,928
Stock options vested (in Dollars)									$ 1,049,135
Purchase of warrants									470,083
Stock options fair value (in Dollars)									$ 906,618	$ 1,299,816
Stock options granted										482,500
Class A share [Member]
Share Capital and Reserves (Details) [Line Items]
Common stock issued							5,057	5,057
Issued capital [member]
Share Capital and Reserves (Details) [Line Items]
Common stock issued									284,092
Issued units								625,000
Price per share (in Dollars per share)								$ 3.05
Total proceeds (in Dollars)								$ 1,906,250
Total proceeds value (in Dollars)									$ 756,372
Price per unit (in Dollars per share)									$ 2.66
Warrants, description									Each unit consisted of one common share and one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $4.24 until August 9, 2021.
Newco shares [Member] | Animoca Brands Inc [Member]
Share Capital and Reserves (Details) [Line Items]
Common stock issued							288,416